OPPORTUNISTIC MUNICIPAL FUND

Class	A	C	Inst.
Ticker Symbol(s)	PMOAX	PMODX	POMFX
Principal Funds, Inc. Summary Prospectus June 15, 2018 as amended September 17, 2018
On September 12, 2018, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the forced conversion of this Fund's Class C shares into Class A shares. Effective November 30, 2018, Class C shares of the Fund will no longer be available for purchase by new investors. Following the close of business on January 11, 2019, Class C shares will automatically convert into Class A shares of the Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class C shares of the Fund from this prospectus.
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated June 15, 2018, as supplemented on June 25, 2018, July 13, 2018, and September 17, 2018, and the Statement of Additional Information dated June 15, 2018, as supplemented on June 25, 2018, July 30, 2018, and September 17, 2018 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 130 of the Fund’s prospectus, Appendix C to the prospectus titled "Intermediary-Specific Sales Charge Waivers and Reductions", and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Interest Expenses	0.06%	0.06%	0.06%
Remainder of Other Expenses	0.14%	0.25%	0.23%
Total Other Expenses	0.20%	0.31%	0.29%
Total Annual Fund Operating Expenses	0.95%	1.81%	0.79%
Expense Reimbursement (1)	—%	(0.10)%	(0.11)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	1.71%	0.68%

(1)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A,1.65% for Class C, and 0.62% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2019; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$468	$666	$881	$1,498
Class C	274	560	971	2,118
Institutional Class	69	241	428	968
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$174	$560	$971	$2,118
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 67.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Municipal obligations pay interest that is exempt from federal income tax. The

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Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those selecting such investments will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund is not managed to a particular maturity or duration.
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”) and exchange-traded funds ("ETFs") to gain exposure to the municipal market.
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund invests in futures contracts to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.
During the fiscal year ended August 31, 2017, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.77% in securities rated Aaa	26.84% in securities rated Baa	1.05% in securities rated Caa	0.00% in securities rated D
13.02% in securities rated Aa	9.14% in securities rated Ba	0.00% in securities rated Ca	20.24% in securities not rated
19.77% in securities rated A	8.17% in securities rated B	0.00% in securities rated C
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.

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High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).
For periods prior to the inception date of Institutional Class shares (March 10, 2015), the performance shown in the table for Institutional Class shares is that of the Fund's Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where this adjustment for fees and expenses results in performance for the Institutional Class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which does not apply to Institutional Class). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares, which were first sold June 14, 2012.

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Total Returns as of December 31 (1)

Highest return for a quarter during the period of the bar chart above:	Q1 '14	6.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 '16	(6.58)%
(1) The year-to-date return as of March 31, 2018 was (0.67)% for Class A shares.

Average Annual Total Returns
For the periods ended December 31, 2017	1 Year	5 Year	Life of Fund
Class A Return Before Taxes	6.04%	3.77%	4.62%
Class A Return After Taxes on Distributions	6.04%	3.77%	4.60%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.05%	3.76%	4.44%
Class C Return Before Taxes	8.30%	3.77%	4.54%
Institutional Class Return Before Taxes	10.52%	4.72%	5.45%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	5.45%	3.02%	3.30%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	James Noble (since 2012), Portfolio Manager

•	James Welch (since 2014), Portfolio Manager

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Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

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